SEGMENT REPORTING (Details 1)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Revenue	¥ 84,712,046	$ 12,796,768	¥ 60,054,462	¥ 42,728,277
Cost of revenue and related tax	80,561,861	12,169,833	44,090,960	35,481,394
Gross profit	4,150,185	626,935	15,963,502	7,246,883
Depreciation and amortization	1,119,049	169,046	856,735	955,083
Total capital expenditures	12,022,482		638,119	181,075
Automation product and software [Member]
Revenue	18,989,924	2,868,655	22,399,066	26,171,906
Cost of revenue and related tax	17,036,393		12,593,429	20,548,568
Gross profit	1,953,531		9,805,637	5,623,338
Depreciation and amortization	48,127		39,846	67,091
Total capital expenditures	100,327		75,809	6,477
Equipment and accessories [Member]
Revenue	63,960,425	9,661,988	26,658,094	14,221,914
Cost of revenue and related tax	62,115,400		22,023,851	13,126,589
Gross profit	1,845,025		4,634,243	1,095,325
Depreciation and amortization	1,044,079		816,889	887,992
Total capital expenditures	1,403,083		562,310	174,598
Oilfield environmental protection [Member]
Revenue	1,761,697	$ 266,125	10,997,302	2,334,457
Cost of revenue and related tax	1,410,068		9,473,680	1,806,237
Gross profit	351,629		1,523,622	528,220
Depreciation and amortization	26,843		0	0
Total capital expenditures	¥ 10,519,072		¥ 0	¥ 0